DEPOSITS AND OBLIGATIONS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deposits and Obligations [Abstract]
Demand deposits		S/ 29,770,276	S/ 28,506,270
Time deposits	[1]	30,184,314	22,531,305
Saving deposits		28,633,099	26,684,134
Severance indemnity deposits		7,170,934	7,117,685
Bank’s negotiable certificates		959,051	743,726
Total		96,717,674	85,583,120
Interest payable		452,737	333,267
Total		S/ 97,170,411	S/ 85,916,387

[1]	The balance of time deposits classified by maturity.